Income Taxes	12 Months Ended
Dec. 31, 2024
Income Taxes
Income Taxes

(13) Income Taxes

We file a consolidated U.S. Federal and State income tax return. The current and deferred portions of net income tax expense included in the consolidated statements of income are presented below for the years ended December 31:

	2024	2023	2022

	(Dollars in Thousands)
Current
U.S.	$105,114	$82,657	$66,670
State	5,905	6,137	5,118
Total current taxes	111,019	88,794	71,788
Deferred
U.S.	(11,430)	23,001	10,555
State	(36)	(51)	64
Total deferred taxes	(11,466)	22,950	10,619
Total income taxes	$99,553	$111,744	$82,407

The income tax expense differs from the amount computed by applying the U.S. Federal income tax rate of 21% for 2024, 2023, and 2022 to income before income taxes.  Included in the table below is the net tax benefit related to investments in LIHTC projects.  Additional information on LIHTC investments can be found in Note 2 – Investment

Securities, Equity Securities with Readily Determinable Fair Values and Other Investments.  The reasons for the differences for the years ended December 31 are as follows:

	2024	2023	2022

	(Dollars in Thousands)
Computed expected tax expense	$107,134	$110,065	$80,893
Change in taxes resulting from:
Tax-exempt interest income	(3,233)	(3,663)	(2,433)
State tax, net of federal income taxes, tax credit and refunds	4,636	4,808	4,094
Other investment income	(2,626)	(2,761)	(1,391)
Net investment in low income housing investments	(2,531)	1,974	1,906
Other	(3,827)	1,321	(662)
Actual tax expense	$99,553	$111,744	$82,407

The tax effects of temporary differences that give rise to significant portions of the deferred tax assets and deferred tax liabilities at December 31, 2024 and 2023 are reflected below:

	2024	2023

	(Dollars in Thousands)
Deferred tax assets:
Loans receivable, principally due to the allowance for probable loan losses	$40,883	$32,136
Other real estate owned	1,443	1,649
Accrued expenses	539	581
Net unrealized losses on available for sale investment securities	105,339	110,584
Other	1,480	1,352
Total deferred tax assets	149,684	146,302
Deferred tax liabilities:
Bank premises and equipment, principally due to differences on depreciation	(14,648)	(14,879)
Impairment charges on available-for-sale securities	(19)	(19)
Identified intangible assets and goodwill	(14,151)	(14,151)
Partnership investment pass through	(55,117)	(58,376)
Other	(4,189)	(3,321)
Total deferred tax liabilities	(88,124)	(90,746)
Net deferred tax asset	$61,560	$55,556

The net deferred tax asset of $61,560,000 and $55,556,000 at December 31, 2024 and December 31, 2023, respectively, is included in other assets in the consolidated statements of condition.